Federated Hermes Municipal Obligations Fund Expense Example - Cash Series Shares [Member] - Federated Hermes Municipal Obligations Fund - CS	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	$ 1,511